Note 22 - Subsequent Events	6 Months Ended
Jun. 30, 2022
Notes to Financial Statements
Subsequent Events [Text Block]

22. Subsequent Events:

(a)

Declaration and payment of dividends (common stock): On July 1, 2022, the Company declared a dividend of $0.115 per share on its common stock, which was paid on August 8, 2022, to stockholders of record of common stock as of July 21, 2022.

(b)

Declaration and payment of dividends (preferred stock Series B, Series C, Series D and Series E): On July 1, 2022, the Company declared a dividend of $0.476563 per share on its Series B Preferred Stock, a dividend of $0.531250 per share on its Series C Preferred Stock, a dividend of $0.546875 per share on its Series D Preferred Stock and a dividend of $0.554688 per share on its Series E Preferred Stock, which were all paid on July 15, 2022to holders of record as of July 14, 2022.

(c)	Repurchase of common stock: In July 2022, the Company repurchased 647,293 common shares for a total cost of $7,739 pursuant to the share repurchase program discussed in Note 15(a).

(d)

Foreign currency agreements: In July 2022, the Company entered into nine Euro/U.S. dollar forward agreements totaling $22,500 at an average forward rate of Euro/U.S. dollar 1.0505, expiring in monthly intervals from April 2023 to December 2023.